Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies [Line Items]
Cash transaction bonuses	$ 1,900
Accrued bonuses
Bonus Agreements [Member]
Commitments and Contingencies [Line Items]
Cash transaction bonuses	1,500
Employees and Consultants [Member]
Commitments and Contingencies [Line Items]
Cash transaction bonuses	1,150
Accrued bonuses	800
Employees [Member] | Restricted Stock Units [Member]
Commitments and Contingencies [Line Items]
Accrued bonuses	200
Class A Units [Member]
Commitments and Contingencies [Line Items]
Converted to common stock	800
Class A Units [Member] | Consultants [Member]
Commitments and Contingencies [Line Items]
Cash transaction bonuses	$ 380